ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE MID-CAP VALUE FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 89.9%
CONSUMER DISCRETIONARY 16.2%
Auto Components 0.6%
TRW (1)	1,428,601	45,258
		45,258
Diversified Consumer Services 2.9%
Apollo Group, Class A (1)	1,155,000	69,473
Career Education (1)	1,871,214	52,375
H&R Block	1,484,000	31,431
Weight Watchers	1,470,685	84,653
		237,932
Household Durables 0.3%
Newell Rubbermaid	865,000	24,930
		24,930
Leisure Equipment & Products 2.0%
Brunswick	3,346,800	76,508
Eastman Kodak	1,950,000	52,182
Mattel	1,629,000	38,216
		166,906
Media 8.2%
Cox Radio, Class A (1)	1,999,000	26,087
Discovery Holding, Series A (1)	2,634,536	76,006
Dow Jones	1,483,000	88,535
EchoStar Communications, Class A (1)	755,500	35,365
Gemstar TV Guide (1)	5,658,666	39,384
Lamar Advertising	183,800	9,001
Liberty Media Capital, Class A (1)	90,498	11,297
Meredith	76,000	4,355
New York Times, Class A	1,679,800	33,193
Pearson (GBP)	1,007,000	15,552
Scholastic (1)	2,496,900	87,042
Scripps, Class A	3,200,800	134,433
XM Satellite Radio Holdings, Class A (1)	7,308,100	103,556
		663,806
Multiline Retail 0.6%
Family Dollar Stores	1,873,900	49,771
		49,771
Specialty Retail 1.4%
GAP	5,237,100	96,572
TJX	700,000	20,349
		116,921
Textiles, Apparel & Luxury Goods 0.2%
Liz Claiborne	400,000	13,732
		13,732
Total Consumer Discretionary		1,319,256
CONSUMER STAPLES 6.9%
Beverages 2.3%
Brown-Forman, Class B	775,000	58,055
Coca-Cola Enterprises	5,275,000	127,761
		185,816
Food & Staples Retailing 0.2%
Winn-Dixie Stores (1)	1,014,500	18,992
		18,992
Food Products 2.9%
ConAgra	3,904,000	102,012
McCormick	767,000	27,589
Sara Lee	6,201,400	103,501
		233,102
Household Products 1.2%
Clorox	1,568,000	95,632
		95,632
Personal Products 0.3%
Alberto Culver	1,066,200	26,431
		26,431
Total Consumer Staples		559,973
ENERGY 7.2%
Energy Equipment & Services 2.5%
BJ Services	3,530,000	93,721
Exterran Holdings (1)	1,391,587	111,800
		205,521
Oil, Gas & Consumable Fuels 4.7%
Compton Petroleum (1)	2,064,100	19,279
Forest Oil (1)	800,000	34,432
Hess	928,000	61,740
Murphy Oil	1,903,000	133,001
Pogo Producing	1,845,000	97,988
Spectra Energy	1,572,000	38,482
		384,922
Total Energy		590,443
FINANCIALS 16.2%
Capital Markets 2.6%
Janus Capital Group	2,866,100	81,053
Northern Trust	1,280,000	84,826
State Street	463,281	31,577
Waddell & Reed Financial, Class A	400,000	10,812
		208,268
Commercial Banks 5.5%
Citizens Republic Bancorp	2,050,000	33,025
Commerce Bancshares	1,537,932	70,576
Cullen/Frost Bankers	675,000	33,831
First Horizon National	3,723,600	99,271
Regions Financial	884,000	26,060
Synovus Financial	1,136,000	31,865
Valley National Bancorp	1,113,850	24,705
WestAmerica	1,417,000	70,581
Wilmington Trust	1,477,300	57,467
		447,381
Consumer Finance 0.8%
Discover Financial (1)	3,025,000	62,920
		62,920
Insurance 5.2%
Axis Capital Holdings	1,484,300	57,754
Genworth Financial, Class A	585,000	17,977
Lincoln National	641,501	42,320
Marsh & McLennan	6,077,000	154,963
OneBeacon Insurance Group, Class A	1,282,800	27,644
The Travelers Companies	672,975	33,878
Unum Group	778,700	19,055
Willis Group Holdings	1,772,000	72,546
		426,137
Real Estate Management & Development 1.0%
St. Joe (2)	2,309,500	77,622
		77,622
Thrifts & Mortgage Finance 1.1%
First Niagara Financial	3,651,876	51,674
IndyMac Bank (2)	1,328,000	31,354
NewAlliance Bancshares	678,300	9,958
		92,986
Total Financials		1,315,314
HEALTH CARE 8.4%
Biotechnology 0.5%
Neurocrine Biosciences (1)	992,000	9,920
OSI Pharmaceuticals (1)	1,017,000	34,568
		44,488
Health Care Equipment & Supplies 1.7%
Invitrogen (1)	220,000	17,980
St. Jude Medical (1)	2,410,000	106,209
Zimmer Holdings (1)	199,700	16,174
		140,363
Health Care Providers & Services 4.2%
Health Management	7,861,700	54,560
HealthSouth (1)(3)	4,571,470	80,047
Lincare Holdings (1)	2,680,000	98,222
Omnicare	300,000	9,939
Universal Health Services	1,748,000	95,126
		337,894
Life Sciences Tools & Services 0.2%
Affymetrix (1)	509,000	12,913
		12,913
Pharmaceuticals 1.8%
Barr Pharmaceuticals (1)	1,321,000	75,178
Valeant Pharmaceuticals (1)	4,541,000	70,295
		145,473
Total Health Care		681,131
INDUSTRIALS & BUSINESS SERVICES 7.7%
Aerospace & Defense 0.5%
Raytheon	723,000	46,142
		46,142
Airlines 2.1%
Southwest Airlines	11,423,000	169,060
		169,060
Building Products 1.2%
Owens Corning (1)	2,826,700	70,809
USG (1)	644,000	24,182
		94,991
Commercial Services & Supplies 1.7%
Allied Waste Industries (1)	5,464,600	69,674
Cintas	1,089,400	40,417
Equifax	788,000	30,038
		140,129
Machinery 0.5%
Dover	800,000	40,760
		40,760
Road & Rail 1.7%
Hertz Global Holdings (1)	2,968,101	67,436
Laidlaw International	2,069,000	72,870
		140,306
Total Industrials & Business Services		631,388
INFORMATION TECHNOLOGY 10.0%
Communications Equipment 0.5%
Nortel Networks (1)	784,999	13,329
Tellabs (1)	2,700,000	25,704
		39,033
Computers & Peripherals 3.1%
QLogic (1)	3,050,000	41,023
Seagate Technology	3,954,512	101,156
Sun Microsystems (1)	19,371,000	108,671
		250,850
Electronic Equipment & Instruments 2.3%
AVX	4,880,100	78,570
Molex, Class A	4,200,200	106,517
		185,087
Semiconductor & Semiconductor Equipment 2.6%
Fairchild Semiconductor, Class A (1)	4,600,000	85,928
Micron Technology (1)	600,000	6,660
Novellus Systems (1)	1,263,590	34,445
Teradyne (1)	4,447,000	61,369
Xilinx	794,000	20,755
		209,157
Software 1.5%
Electronic Arts (1)	1,450,000	81,186
Intuit (1)	1,507,892	45,689
		126,875
Total Information Technology		811,002
MATERIALS 6.8%
Chemicals 2.1%
Nalco Holding	5,858,300	173,699
		173,699
Containers & Packaging 0.9%
Smurfit-Stone Container (1)	6,400,000	74,752
		74,752
Metals & Mining 0.7%
AngloGold, ADR	1,231,000	57,721
		57,721
Paper & Forest Products 3.1%
Bowater	312,900	4,669
Domtar (CAD) (1)	1,573,500	12,918
International Paper	4,378,100	157,042
Louisiana Pacific	4,285,000	72,717
		247,346
Total Materials		553,518
UTILITIES 6.4%
Electric Utilities 1.9%
Duke Energy	2,544,000	47,547
Pinnacle West Capital	2,821,500	111,478
		159,025
Independent Power Producers & Energy Traders 0.9%
Dynegy, Class A (1)	5,573,000	51,494
Mirant (1)	563,300	22,915
		74,409
Multi-Utilities 3.6%
Ameren	868,700	45,607
Energy East	814,240	22,025
NiSource	5,562,100	106,459
Teco Energy	7,187,612	118,092
		292,183
Total Utilities		525,617

Total Miscellaneous Common Stocks 4.1% (4)		332,129

Total Common Stocks (Cost $6,690,681)		7,319,771
CONVERTIBLE PREFERRED STOCKS 0.5%
INDUSTRIALS & BUSINESS SERVICES 0.5%
Commercial Services & Supplies 0.5%
Allied Waste Industries	120,900	40,151
Total Industrials & Business Services		40,151

Total Convertible Preferred Stocks (Cost $31,593)		40,151
CONVERTIBLE BONDS 1.5%
Health Management Association, VR, 4.375%, 8/1/23	9,419,000	9,276
Newmont Mining, 1.625%, 7/15/17 (5)	39,345,000	44,963
Total Miscellaneous Convertible Bonds 0.8% (4)		67,411
Total Convertible Bonds (Cost $121,046)		121,650
SHORT-TERM INVESTMENTS 8.1%
Money Market Funds 8.1%
T. Rowe Price Reserve Investment Fund, 5.46%, (3)(6)	655,997,887	655,998
Total Short-Term Investments (Cost $655,998)		655,998
SECURITIES LENDING COLLATERAL 1.3%
Money Market Trust 1.3%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.321% (6)	108,517,089	108,517
Total Securities Lending Collateral (Cost $108,517)		108,517
Total Investments in Securities
101.3% of Net Assets (Cost $7,607,835)		$8,246,087

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2007 -- total value of such securities at period-end amounts to $104,474. See Note 2.
(3)	Affiliated company - see Note 4.
(4)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$44,963 and represents 0.6% of net assets.
(6)	Seven-day yield
ADR	American Depository Receipts
VR	Variable Rate; rate shown is effective rate at period-end.
CAD	Canadian Dollar
GBP	British Pound

(3) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	9/30/07	12/31/06
HealthSouth	$ 89,827	$ -	$ -	$ 80,047	$ *
T. Rowe Price Reserve Investment Fund, 5.46%	¤	¤	19,548	655,998	489,144
Totals			$ 19,548	$ 736,045	$ 489,144

‡	Includes dividend income of $19,548 and no interest income.
¤	Purchase and sale information not shown for cash management funds.
*	The issuer was not considered an affiliated company at December 31, 2006.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Value Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2007, the value of loaned securities was $104,474,000; aggregate collateral consisted of $108,517,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $7,607,835,000. Net unrealized gain aggregated $638,255,000 at period-end, of which $1,076,214,000 related to appreciated investments and $437,959,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007